Exceptional items	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Exceptional items
6. Exceptional
items

		Note		2024 $m	2023 $m	2022 $m

Administrative expenses:

Costs of ceasing operations in Russia		(a	)	–	–	(12)

Commercial litigation and disputes		(b	)	(12)	–	(28)

				(12)	–	(40)

Share of profits/(losses) of associate		(c	)	–	18	(60)

Other operating income		(d	)	–	10	–

Impairment reversal on financial assets		(e	)	6	–	–

Other net impairment reversals/(charges):

Management agreements	– reversal	11		–	–	12

Property, plant and equipment	– charge	12		–	–	(10)

	– reversal	12		3	–	3

Right-of-use assets	– charge	12		–	–	(2)

	– reversal	13		–	–	2

Associates	– reversal	14		–	–	2

Contract assets	– charge	( f	)	–	–	(5)

	– reversal	( f	)	3	–	3

				6	–	5

Operating exceptional items				–	28	(95)

Tax on exceptional items		( g	)	–	(7)	26

Tax				–	(7)	26

Operating exceptional items analysed as:

Americas				4	27	(46)

EMEAA				(4)	1	(49)

				–	28	(95)

The above items are defined by management as exceptional as further described on page 201.

(a) Costs of ceasing operations in Russia
On 27 June 2022, the Group announced it was in the process of ceasing all operations in Russia consistent with evolving UK, US and EU sanction regimes and the ongoing and increasing challenges of operating there. The costs associated with the cessation of corporate operations in Moscow and long-term management and franchise contracts were presented as exceptional due to the nature of the war in Ukraine which drove the Group’s response.
(b) Commercial litigation and disputes
From time to time, the Group is subject to legal proceedings the ultimate outcome of each being always subject to many uncertainties inherent in litigation. In the year to 31 December 2024, the charge
for commercial disputes relates to the EMEAA region and includes legal costs. There are several uncertainties remaining including the timing and nature of resolution of the disputes and the value of legal costs ultimately incurred. The 2022 provision was utilised in full in 2023 following settlement of the disputed matters. The costs are presented as exceptional reflecting the quantum of the costs and nature of the disputes.
(c) Share of profits/losses of associate
As part of an agreed settlement of a 2021 commercial dispute in relation to the Barclay associate, in 2022 the Group was allocated expenses in excess of its actual percentage share which directly reduced the Group’s current interest in the associate. This resulted in $60m of additional expenses being allocated to the Group in 2022, with a current tax benefit of $15m and, applying equity accounting to this additional share of expenses, reduced the Group’s investment to $nil. In addition, a liability of $18m was recognised, reflecting an unavoidable obligation to repay this amount in certain circumstances. The value of the liability
was
linked to the value of the hotel; increases in the property value were
attributed first to the Group and
were
reflected as

a reduction of the liability until it
was
reduced to $nil.
In 2023, the increase in fair value of the hotel (according to pricing opinions provided by a professional external valuer) resulted in a full reversal of the liability but no further trigger for reversal of previous impairment charges.
The 2023 gain was presented as exceptional by reason of its size, the nature of the agreement and for consistency with the associated charges in 2022 and 2021.
(d) Other operating income
Related to amounts receivable from the Group’s insurer under its business interruption policy for certain owned, leased and managed lease hotels due to
Covid-19.
The income was presented as exceptional due to its size.
(e) Impairment reversal on financial assets
The 2024 reversal of $6m relates to impairments originally recorded in 2020. These reversals are

presented as exceptional for consistency with the treatment of the corresponding impairments.
(f) Impairment reversal/charge on contract assets
The 2024 reversal of $3m relates to an impairment originally recorded in 2020.
In 2022, the $5m
charge related to key money pertaining to managed and franchised hotels in Russia and is presented as exceptional for consistency with (a) above. The
 $3m reversal related to other impairments originally recorded in 2020.
The reversals in both 2022 and 2024 are presented as exceptional for consistency with the treatment applied in prior years.
(g) Tax on exceptional items
The tax impacts of the exceptional items are shown in the table below:

		2024		2023		2022

	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m

Costs of ceasing operations in Russia	–	–	–	–	3	–

Commercial litigation and disputes	–	2	–	–	8	(2)

Share of (profits)/losses of associate	–	–	–	(4)	15	–

Other operating income	–	–	(3)	–	–	–

Impairment reversal on financial assets	–	(1)	–	–	–	–

Other net impairment (reversals)/charges	–	(1)	–	–	1	(5)

Adjustments in respect of prior years a	–	–	–	–	6	–

	–	–	(3)	(4)	33	(7)

Total current and deferred tax		–		(7)		26

a.	In 2022, related to the release of tax contingencies no longer needed; one of these was as a result of the closure of a tax audit of the 2014 US federal income tax return.